5. PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	$ 4,505	$ 3,086
Increase (decrease) in property, plant and equipment	12,309	1,482
Write-Off/Disposals		(63)
Other property, plant and equipment	16,814	4,505
Accumulated depreciation Beginnig balance	298	214
Depreciation expense	79	145
Write-Off/Disposals		(61)
Accumulated depreciation ending balance	377	298
Net book value	16,437	4,207
Land [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	507	467
Increase (decrease) in property, plant and equipment	1,878	40
Write-Off/Disposals
Other property, plant and equipment	2,385	507
Accumulated depreciation Beginnig balance
Depreciation expense
Write-Off/Disposals
Accumulated depreciation ending balance
Net book value	2,385	507
Buildings [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	2,642	2,430
Increase (decrease) in property, plant and equipment	114	212
Write-Off/Disposals
Other property, plant and equipment	2,756	2,642
Accumulated depreciation Beginnig balance	219	118
Depreciation expense	53	101
Write-Off/Disposals
Accumulated depreciation ending balance	272	219
Net book value	2,484	2,423
Office equipment [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment		63
Increase (decrease) in property, plant and equipment	163
Write-Off/Disposals		(63)
Other property, plant and equipment	163
Accumulated depreciation Beginnig balance		59
Depreciation expense	8	2
Write-Off/Disposals		(61)
Accumulated depreciation ending balance	8
Net book value	155
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	56	47
Increase (decrease) in property, plant and equipment	34	9
Write-Off/Disposals
Other property, plant and equipment	90	56
Accumulated depreciation Beginnig balance	39	14
Depreciation expense	9	25
Write-Off/Disposals
Accumulated depreciation ending balance	48	39
Net book value	42	17
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	70	70
Increase (decrease) in property, plant and equipment
Write-Off/Disposals
Other property, plant and equipment	70	70
Accumulated depreciation Beginnig balance	32	19
Depreciation expense	7	13
Write-Off/Disposals
Accumulated depreciation ending balance	39	32
Net book value	31	38
Rolling Stock [Member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	24	9
Increase (decrease) in property, plant and equipment		15
Write-Off/Disposals
Other property, plant and equipment	24	24
Accumulated depreciation Beginnig balance	8	4
Depreciation expense	2	4
Write-Off/Disposals
Accumulated depreciation ending balance	10	8
Net book value	14	16
Mine Under Construction [Member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment
Increase (decrease) in property, plant and equipment	2,300
Other property, plant and equipment	2,300
Accumulated depreciation Beginnig balance
Depreciation expense
Accumulated depreciation ending balance
Net book value	2,300
Li B Anode Demonstration Plantunderconstruction [Member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	1,206
Increase (decrease) in property, plant and equipment	7,820	1,206
Write-Off/Disposals
Other property, plant and equipment	9,026	1,206
Accumulated depreciation Beginnig balance
Depreciation expense
Write-Off/Disposals
Accumulated depreciation ending balance
Net book value	$ 9,026	$ 1,206